Income Tax - Schedule of Net Operating Loss Carry Forwards (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss	¥ 135,725,701	¥ 173,464,614	¥ 303,218,778
Tax Year 2022 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss			15,587,778
Tax Year 2023 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss		44,132,171	125,499,715
Tax Year 2024 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss	60,945,797	60,945,797	82,523,087
Tax Year 2025 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss	37,302,210	37,302,210	45,804,548
Tax Year 2026 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss	23,478,321	23,478,321	33,803,650
Tax Year 2027 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss	7,606,115	7,606,115
Tax Year 2028 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss	¥ 6,393,258